ACQUISITION	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
ACQUISITION
3.	ACQUISITION

iWeb Acquisition

On November 26, 2013, we completed the acquisition of iWeb. Headquartered in Montreal, Quebec, Canada, iWeb, at the time of acquisition, had four company-controlled data centers supporting global hosting, cloud and colocation services. Effective January 1, 2016, we include the results of iWeb in our cloud and hosting services segment in the consolidated statements of operations. For the period of November 26, 2013 through December 31, 2013, these results consisted of revenue of $3.6 million and loss before income tax of $0.4 million.

We acquired all of the outstanding capital stock of iWeb for a total purchase price, net of working capital adjustments provided for under the purchase agreement, of $145.7 million. The net cash paid was $144.4 million, which included cash acquired of $1.3 million.

We incurred $4.2 million in acquisition costs, which we expensed and included in “General and administrative” in the consolidated statements of operations and comprehensive loss for the year ended December 31, 2013. We funded the purchase price and acquisition costs through a $350.0 million credit agreement, which we entered into contemporaneously with the acquisition, further described in note 11.

Purchase Price Allocation

We allocated the aggregate purchase price for iWeb to the net tangible and intangible assets based on their fair value as of November 26, 2013. We based the allocation of the purchase price on a valuation for property and equipment, intangible assets and deferred revenue and the carrying value for the remaining assets and liabilities, as the carrying value approximates fair value. The fair value of iWeb’s property and equipment was estimated using the market approach, using comparable market prices; the income approach, using present value of future income or cash flow; or the cost approach, using the replacement cost of assets, depending on the nature of the assets being valued. The fair value of identifiable intangible assets were measured at fair value primarily using various “income approaches,” which required a forecast of expected future cash flows, either for the use of a relief-from royalty method or a multi-period excess earnings method. We recorded the excess of the purchase price over the net tangible and intangible assets as goodwill. Factors that contributed to the recognition of goodwill included expected synergies and the trained workforce. We expect that none of the goodwill will be deductible for tax purposes. Our purchase price allocation was as follows (in thousands):

Current assets, including cash acquired of $1.3 million	$4,284
Property and equipment	52,497
Goodwill	70,708
Intangible assets	40,925
Other long-term assets	689
Current liabilities	(7,119)
Deferred revenue	(3,740)
Capital lease obligations	(1,301)
Other long-term liabilities	(2,981)
Net deferred income tax liability, long-term	(8,249)
$145,713

The intangible assets acquired were as follows (in thousands):

	Fair Value	Weighted Average Useful Life
Customer relationships	$22,200	15 years
Trade name (1)	15,100	30 years
Beneficial leasehold interest	858	14 years
Internally developed software	2,767	5 years
Total intangible assets	$40,925

(1)	During 2015, as further described in note 7, we accelerated the useful life of the iWeb trade name to support our long-term strategy. At December 31, 2015, the unamortized balance was zero.

Unaudited Supplemental Financial Information

Our unaudited pro forma results presented below, including iWeb, for the year ended December 31, 2013 are presented as if the acquisition had been completed on January 1, 2012. We calculated these amounts by adjusting the historical results of iWeb to reflect the additional interest, depreciation and amortization expenses that would have been recorded assuming the fair value adjustments to intangible assets had been applied from January 1, 2012, with the consequential tax effects. For the year ended December 31, 2013, the pro forma financial information below is presented for informational purposes only and is not indicative of the results of operations that would have been achieved if the acquisition had taken place at the beginning of 2012.

(in thousands)
Unaudited pro forma revenue	$323,000
Unaudited pro forma net loss	(32,000)